UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2008, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2009.

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment           [X]; Amendment Number: 5
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   May 14, 2009

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $163498


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


BEAR STEARNS COS INC	    COM	        073902108	393	37500	  SH	 DEFINED		37500	  0	  0
JP MORGAN CHASE & CO	    COM	        46625H100	26272	611692	  SH	 DEFINED		611692	  0	  0
NYMEX HOLDINGS INC	    COM	        62948N104	31621	348900	  SH	 DEFINED		348900	  0	  0
NAVTEQ CORP	            COM	        63936L100	29675	436401	  SH	 DEFINED		436401	  0	  0
PUGET ENERGY INC NEW	    COM	        745310102	29376	1135533	  SH	 DEFINED		1135533	  0	  0
TAKE-TWO INTERACTIVE SOFTWA COM	        874054109	3550	139106	  SH	 DEFINED		139106	  0	  0
YAHOO INC	            COM	        984332106	42611	1472900	  SH	 DEFINED		1472900	  0	  0




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